PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2014, each as supplemented; and Prospectuses for each share class of the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Diversified Allocation Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio, PIMCO High Yield Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Total Return Portfolio, and PIMCO Unconstrained Bond Portfolio, each dated April 30, 2014, each as supplemented (the “Prospectuses”)

Disclosure Regarding Investment Guidelines Pertaining to Investments in

Securities and Instruments Economically Tied to Emerging Market Countries

Effective October 14, 2014, for the Portfolios listed below, percentage limitations on investments in securities and instruments that are economically tied to emerging market countries, as disclosed in the Principal Investment Strategies or elsewhere in the Prospectuses, do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity.

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO High Yield Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_091214

PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Managed Allocation Portfolio and

PIMCO Global Multi-Asset Managed Volatility Portfolio

Effective October 14, 2014, the second sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio’s combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety.

In addition, effective October 14, 2014, the PIMCO Global Multi-Asset Managed Allocation Portfolio’s portfolio will be managed by Mihir Worah. Therefore, effective October 14, 2014, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Mihir Worah. Mr. Worah is a Deputy CIO and Managing Director of PIMCO, and he has managed the Portfolio since January 2014.

In addition, effective October 14, 2014, the second sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio’s combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fifth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety.

In addition, effective October 14, 2014, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be managed by Mihir Worah. Therefore, effective October 14, 2014, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Mihir Worah. Mr. Worah is a Deputy CIO and Managing Director of PIMCO, and he has managed the Portfolio since January 2014.

In addition, effective October 14, 2014, disclosure concerning the portfolio manager of the PIMCO Global Multi-Asset Managed Allocation Portfolio and the PIMCO Global Multi-Asset Managed Volatility Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Allocation Portfolio	Mihir Worah	1/14

Deputy CIO and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter.

PIMCO Global Multi-Asset Managed Volatility Portfolio		1/14	In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_091214

PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the PIMCO Global Multi-Asset Managed Allocation Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class Prospectus and PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Effective October 14, 2014, the second sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including investment in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the third paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio’s combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety.

In addition, effective October 14, 2014, the PIMCO Global Multi-Asset Managed Allocation Portfolio’s portfolio will be managed by Mihir Worah. Therefore, effective October 14, 2014, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Mihir Worah. Mr. Worah is a Deputy CIO and Managing Director of PIMCO, and he has managed the Portfolio since January 2014.

In addition, effective October 14, 2014, disclosure concerning the portfolio manager of the PIMCO Global Multi-Asset Managed Allocation Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Allocation Portfolio	Mihir Worah	1/14

Deputy CIO and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_091214

PIMCO Variable Insurance Trust

Supplement Dated September 12, 2014 to the

PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus and PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Effective October 14, 2014, the second sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio will typically invest 50% to 70%, and under normal circumstances will invest a minimum of 20%, of its net assets in equity-related investments (including, but not limited to, investments in common stock, preferred stock, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

In addition, effective October 14, 2014, the third sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in real estate investment trusts.

In addition, effective October 14, 2014, the fifth sentence of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio may invest up to 5% of its net assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Commodity RealReturn Strategy Fund®, Underlying PIMCO Funds).

In addition, effective October 14, 2014, the final two sentences of the fourth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus are deleted in their entirety and replaced with the following:

The Portfolio may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. The Portfolio’s combined investments in equity securities tied to emerging market countries, commodity-related investments and real estate investment trusts will normally not exceed 15% of its net assets.

In addition, effective October 14, 2014, the seventh sentence of the fifth paragraph of the Principal Investment Strategies section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety.

In addition, effective October 14, 2014, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be managed by Mihir Worah. Therefore, effective October 14, 2014, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Mihir Worah. Mr. Worah is a Deputy CIO and Managing Director of PIMCO, and he has managed the Portfolio since January 2014.

In addition, effective October 14, 2014, disclosure concerning the portfolio manager of the PIMCO Global Multi-Asset Managed Volatility Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Volatility Portfolio	Mihir Worah	1/14

Deputy CIO and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_091214

PIMCO Variable Insurance Trust

Supplement dated September 12, 2014 to the

Statement of Additional Information dated April 30, 2014, as supplemented (the “SAI”)

Effective October 14, 2014, the fifth paragraph of the Investment Objectives and Policies—Foreign Securities section of the SAI is deleted in its entirety and replaced with the following:

The PIMCO Diversified Income, PIMCO Emerging Markets Bond, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Global Advantage® Strategy Bond and PIMCO Global Bond (Unhedged) Portfolios may invest, without limit, in securities and instruments that are economically tied to emerging market countries. Each of the PIMCO Global Multi-Asset Managed Allocation and PIMCO Global Multi-Asset Managed Volatility Portfolios may invest up to 10% of its net assets in equity securities that are economically tied to emerging market countries. With respect to each of the following additional limitations on investments in securities and instruments economically tied to emerging market countries, the following limitations do not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity:

•	The PIMCO Unconstrained Bond Portfolio may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries.
•	The PIMCO Global Diversified Allocation Portfolio may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.
•	Each of the PIMCO High Yield and PIMCO Total Return Portfolios may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.
•

Each of the PIMCO Global Multi-Asset Managed Allocation and PIMCO Global Multi-Asset Managed Volatility Portfolios may invest up to 15% of its total assets in Fixed Income Instruments that are economically tied to emerging market countries.

•	The PIMCO Short-Term Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.
•

Each remaining Portfolio that is permitted to invest in foreign (non-U.S.) securities, except for the PIMCO Money Market Portfolio, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

In addition, effective October 14, 2014, the third sentence of the first paragraph of the “Investment Restrictions—Non-Fundamental Investment Restrictions—Currency Hedging” section of the SAI is deleted in its entirety.

In addition, effective October 14, 2014, each Portfolio’s portfolio will be managed by Mihir Worah. Therefore, effective October 14, 2014, corresponding changes are made in the table and accompanying footnotes in the “Portfolio Managers—Other Accounts Managed” section of the SAI.

In addition, effective October 14, 2014, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective October 14, 2014, the PIMCO Global Multi-Asset Managed Allocation and PIMCO Global Multi-Asset Managed Volatility Portfolios are managed by Mihir Worah.

In addition, effective October 14, 2014, corresponding changes are made in the table in the “Portfolio Managers—Securities Ownership” section of the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_091214